Employee Benefit Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Employee Benefit Plans
Employee Benefit Plans

Note 8: Employee Benefit Plans

The following table provides the components of net periodic benefit expense for the Company's defined benefit pension plans:

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Service costs	$0.8	$0.8	$1.6	$1.6
Interest costs	10.1	9.7	20.0	19.8
Expected return on plan assets	(11.8)	(9.8)	(23.4)	(20.0)
Amortization	0.3	0.5	0.6	1.1

Net periodic benefit expense/(income)	$(0.6)	$1.2	$(1.2)	$2.5

The Company estimates pension plan contributions for 2011 to be approximately $30 million. During the six months ended June 30, 2011, approximately $16 million was contributed to the United Kingdom plan and no contributions were made to the U.S. plan.

Note 14: Employee Benefit Plans

Defined Contribution Plans

FDC maintains defined contribution savings plans covering virtually all of the Company's U.S. employees and defined contribution pension plans for international employees primarily in the United Kingdom. The plans provide tax-deferred amounts for each participant, consisting of employee elective contributions, Company matching and discretionary Company contributions.

The following table presents the aggregate amounts charged to expense in connection with these plans (in millions):

Year ended December 31,
2010	2009	2008
$35.7	$38.3	$35.4

Defined Benefit Plans

The Company has a defined benefit pension plan which is frozen and covers certain full-time employees in the U.S. The Company also has separate plans covering certain employees located in the United Kingdom, Greece, Austria and Germany. As of June 30, 2009, the Company eliminated future benefits relating to length of service, compensation and other factors related to its defined benefit pension plan that covers certain employees in the United Kingdom. The Company has accounted for the elimination of benefits as a curtailment which resulted in a re-measurement of the plan assets and benefit obligation. In addition, the Company changed certain assumptions used in the measurement of its benefit obligation. The re-measurement resulted in a net increase to the net pension liability and a loss, net of income taxes, recorded to other comprehensive income of approximately $53 million due most significantly to a change in the discount rate assumption. This loss is partially offset by a benefit recorded, net of income taxes, to other comprehensive income of approximately $8 million related to the curtailment of the plan. The curtailment will also decrease service cost expense in future periods.

The Company uses December 31 as the measurement date for its plans.

The following table provides a reconciliation of the changes in the plans' projected benefit obligation and fair value of assets for the years ended December 31, 2010 and 2009, as well as a statement of the funded status as of the respective period ends (in millions);

As of December 31,	2010	2009
Change in benefit obligation
Benefit obligation at beginning of period	$741.5	$544.1
Service costs	3.1	6.6
Interest costs	40.0	37.6
Curtailment	—	(11.6)
Actuarial (gain)/loss	(12.0)	154.5
Divested benefit obligations	—	(1.9)
Termination benefits(a)	1.1	0.1
Benefits paid	(27.3)	(29.6)
Plan participant contributions	—	0.9
Foreign currency translation	(20.5)	40.8

Benefit obligation at end of period	725.9	741.5
Change in plan assets
Fair value of plan assets at the beginning of period	598.4	472.6
Actual return on plan assets	70.0	79.6
Company contributions	31.4	36.8
Plan participant contributions	—	0.9
Benefits paid	(26.8)	(28.3)
Foreign currency translation	(16.7)	36.8

Fair value of plan assets at end of period	656.3	598.4

Funded status of the plans	$(69.6)	$(143.1)

(a)	Related to restructuring activities in Europe.

The net pension liability of $69.6 million at December 31, 2010 was made up of $0.2 million of non-current assets and $69.8 million of non-current liabilities. The projected benefit asset was included in "Other long-term assets" and the liabilities were included in "Other long-term liabilities" on the Consolidated Balance Sheets. The net pension liability of $143.1 million as of December 31, 2009 is made up of non-current liabilities included in "Other long-term liabilities" on the Consolidated Balance Sheets.

The accumulated benefit obligation for all defined benefit pension plans was $724.5 million and $739.8 million as of December 31, 2010 and 2009, respectively.

The following table summarizes the activity in other comprehensive income, net of tax (in millions):

	Year ended December 31,
	2010	2009	2008
Total unrecognized gain/(loss) included in other comprehensive income at the beginning of period	$(93.4)	$(28.9)	$1.6
Unrecognized gain/(loss) arising during the period	27.1	(73.1)	(30.0)
Curtailment	—	7.7	—
Amortization of deferred gains/(losses) to net periodic benefit expense(a)	1.4	0.9	—
Foreign currency translation	—	—	(0.5)

Total unrecognized gain/(loss) included in other comprehensive income at end of period	$(64.9)	$(93.4)	$(28.9)

(a)	Expected amortization of deferred losses to net periodic benefit expense in 2011 is $1.2 million pretax.

Amounts recorded in other comprehensive income represent unrecognized net actuarial gains and losses. The Company does not have prior year service costs or credits or net transition assets or obligations.

The following table provides the components of net periodic benefit cost for the plans (in millions):

	Year ended December 31,
	2010	2009	2008
Service costs	$3.1	$6.6	$10.8
Interest costs	40.0	37.6	41.1
Expected return on plan assets	(40.4)	(35.3)	(42.4)
Amortization	2.2	1.3	—

Net periodic benefit expense	$4.9	$10.2	$9.5

Assumptions. The weighted-average rate assumptions used in the measurement of the Company's benefit obligation are as follows:

As of December 31,	2010	2009	2008
Discount rate	5.40%	5.62%	6.52%
Rate of compensation increase*	4.00%	4.00%	3.76%

*	2010 and 2009 applies to a plan in Greece. 2008 applies to plans in the United Kingdom, Germany, Greece and Austria.

The weighted-average rate assumptions used in the measurement of the Company's net cost are as follows:

As of December 31,	2010	2009	2008
Discount rate	5.55%	6.19%	5.94%
Expected long-term return on plan assets	6.86%	6.95%	6.84%
Rate of compensation increase*	4.00%	3.85%	3.82%

*	2010 applies to Greece. 2009 applies to plans in the United Kingdom (through June 2009) and Greece. 2008 applies to plans in the United Kingdom, Germany, Greece and Austria.

Assumptions for the U.S. plans and the foreign plans are comparable in all of the above periods. The Company employs a building block approach in determining the long-term rate of return for plan assets with proper consideration of diversification and re-balancing. Historical markets are studied and long-term historical relationships between equities and fixed-income securities are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run. Current market factors such as inflation and interest rates are evaluated before long-term capital market assumptions are determined. Peer data and historical returns are reviewed to check for reasonableness and appropriateness. All assumptions are the responsibility of management.

Plan assets. The Company's pension plan target asset allocation, based on the investment policy as of December 31, 2010, is as follows:

Asset Category	Target allocation U.S. plans	Target allocation Foreign plans
Equity securities	40%	60%
Debt securities	60%	40%

The Company employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities and plan funded status. The investment portfolio contains a diversified blend of equity and fixed-income investments. Furthermore, equity investments are diversified across U.S. and non-U.S. stocks, as well as growth, value, and small, mid and large capitalizations. In addition, private equity securities comprise a very small part of the equity allocation. The fixed income allocation is a combination of fixed income investment strategies designed to contribute to the total rate of return of all plan assets while minimizing risk and supporting the duration of plan liabilities.

Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews, annual liability measurements, and periodic asset and liability studies. The general philosophy of the Investment Council in setting the allocation percentages for the domestic plan shown above is to adhere to the appropriate allocation mix necessary to support the underlying plan liabilities as influenced significantly by the demographics of the participants and the frozen nature of the plan.

The goal of the Board of Trustees of the United Kingdom plan is the acquisition of secure assets of appropriate liquidity which are expected to generate income and capital growth to meet, together with new contributions from the Company, the cost of current and future benefits, as set out in the Trust Deed and Rules. The Trustees, together with the plan's consultants and actuaries, further design the asset allocation shown above to limit the risk of the assets failing to meet the liabilities over the long term. Currently the equity allocation is diversified amongst both United Kingdom and non-United Kingdom equities from North America, Europe, Japan and Asia Pacific. A small portion is allocated to other global emerging market equity securities. Fixed income is allocated primarily to United Kingdom government bond securities with the remaining portion in investment-grade corporate bonds.

Fair value measurements. Financial instruments included in plan assets carried and measured at fair value on a recurring basis are classified in the table below according to the hierarchy described in Note 7 (in millions):

	Fair Value Measurement Using
As of December 31, 2010	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Investments:
Cash and cash equivalents(a)	$5.5	—	—	$5.5
Registered investment companies(b)	21.1	—	—	21.1
Private investment funds—redeemable(c)	—	$625.0	—	625.0
Private investment funds—non-redeemable(d)	—	—	$0.3	0.3
Insurance annuity contracts(e)	—	—	4.4	4.4

Total investments at fair value	$26.6	$625.0	$4.7	$656.3

(a)	Includes 76% of cash held in demand deposits and 24% of short-term money market accounts.
(b)	Comprised of small and mid-cap equity funds.
(c)	Includes 50% of equity index funds, 49% of fixed income investments, and 1% other investments.
(d)	Comprised of limited liability corporations and limited partnership interests.
(e)	Comprised of assets held under insurance annuity contracts.

As of December 31, 2009	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Investments:
Cash and cash equivalents(a)	$8.5	—	—	$8.5
Registered investment companies(b)	7.0	—	—	7.0
Private investment funds—redeemable(c)	—	$577.2	—	577.2
Private investment funds—non-redeemable(d)	—	—	$0.4	0.4
Insurance annuity contracts(e)	—	—	5.3	5.3

Total investments at fair value	$15.5	$577.2	$5.7	$598.4

(a)	Includes 94% of cash held in demand deposits and 6% of short-term money market accounts.
(b)	Comprised of small and mid-cap equity funds.
(c)	Includes 52% of equity index funds and 48% of fixed income investments.
(d)	Comprised of limited liability corporations and limited partnership interests.
(e)	Comprised of assets held under insurance annuity contracts.

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
(in millions)	Insurance annuity contracts	Private investment funds non-redeemable
Beginning balance as of December 31, 2009	$5.3	$0.4
Actual return on plan assets	(0.9)	—
Distributions	—	(0.1)

Ending balance as of December 31, 2010	$4.4	$0.3

Cash and cash equivalents. The Company's domestic Plan held cash and cash equivalents of $1.3 million and $0.5 million at December 31, 2010 and 2009, respectively, which consists of an investment in shares of a registered money market fund. The fair value is determined by year end Net Asset Values ("NAV's") publicly reported on national exchanges as of December 31, 2010. The Company's United Kingdom Plan held cash of $4.2 million and $8.0 million at December 31, 2010 and 2009, respectively, which consists of demand deposits.

Registered investment companies. The Company's domestic Plan was invested in shares of mutual funds as of December 31, 2010 and 2009, which are registered with the Securities and Exchange Commission. Prices of these funds are based on NAV's calculated by the funds and are publicly reported on national exchanges. The domestic Plan measures fair value of these investments using the NAV's provided by the fund managers.

Private investment funds—redeemable. The Company's domestic and United Kingdom Plans are invested in shares or units of several private investment funds, not the underlying assets. Redeemable private investment funds include collective trusts, comingled funds, pooled funds, limited partnerships, limited liability corporations, and group trusts. The funds calculate NAV's on a periodic basis and are available only from the fund managers. Private investment funds are redeemable at the NAV's.

Private investment funds—non-redeemable. The Company's domestic Plan has investments in several partnerships (limited partnership and limited liability corporations) for which the domestic Plan has no ability to redeem or transfer its interests; therefore, there is no market in which the domestic Plan can exit these investments. As a result, the domestic Plan measures fair value of these investments using estimates of fair value which come from partner capital statements provided by the partnerships.

Insurance annuity contracts. The Company's United Kingdom Plan is invested in several insurance annuity contracts. The value of these contracts is calculated by estimating future payments and discounting them to present value. As a result, there is no market for the Plan to exit these investments.

Contributions. Contributions to the plans in 2011 are expected to be approximately $29 million.

The estimated future benefit payments, which reflect expected future service, are expected to be as follows (in millions):

Year ended December 31,	Amount
2011	$21.6
2012	22.6
2013	23.9
2014	25.5
2015	28.0
2016-2020	171.9

The Company does not offer post-retirement health care or other insurance benefits for retired employees.